Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (431,571)	$ (62,572)	¥ (470,661)	¥ (451,284)
Total operating expenses	(2,700,269)	(391,503)	(2,678,851)	(2,199,951)
Interest expense, net	(55,636)	(8,066)	(63,125)	(77,542)
Investment income/(loss)	(33,944)	(4,921)	(4,160)	(61,271)
Others, net	61,321	8,891	113,480	146,029
Income before income tax expense	1,028,569	149,129	2,769,534	685,609
Income tax expense	(202,640)	(29,380)	(435,418)	(90,629)
Other comprehensive income
Foreign currency translation adjustments, net of tax	(32,115)	(4,656)	7,965	10,596
Parent
Operating expenses:
General and administrative expenses	(15,082)	(2,186)	(19,109)	(15,707)
Total operating expenses	(15,082)	(2,186)	(19,109)	(15,707)
Interest expense, net	(46,912)	(6,802)	(44,865)	(47,783)
Share of income from subsidiaries	872,049	126,435	2,395,789	626,877
Investment income/(loss)			(1,980)	27,624
Others, net	9,697	1,406	11,239	3,969
Income before income tax expense	819,752	118,853	2,341,074	594,980
Income tax expense			(7,151)
Net income	819,752	118,853	2,333,923	594,980
Other comprehensive income
Foreign currency translation adjustments, net of tax	(32,115)	(4,656)	7,965	10,596
Total comprehensive income attributable to ordinary shareholders	¥ 787,637	$ 114,197	¥ 2,341,888	¥ 605,576